Stockholders' Equity and Stock-Based Compensation (Q2) (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
The changes in accumulated other comprehensive income (loss) by component are summarized below
($ in millions).

	Foreign Currency Translation Adjustments	Net Investment Hedges	Pension and Postretirement Plan Benefit Adjustments	Accumulated Comprehensive Income (Loss)
Balance, January 1, 2021	$(780)	$—	$(34)	$(814)
Other comprehensive income (loss) before reclassifications:
Increase (decrease)	(88)	—	16	(72)
Income tax impact	—	—	(4)	(4)
Other comprehensive income (loss) before reclassifications, net of income taxes	(88)	—	12	(76)
Reclassification adjustments
Increase (decrease)	—	—	3(a)	3
Income tax impact	—	—	—	—
Reclassification adjustments, net of income taxes	—	—	3	3
Net other comprehensive income (loss), net of income taxes	(88)	—	15	(73)
Balance, December 31, 2021	(868)	—	(19)	(887)
Other comprehensive income (loss) before reclassifications:
Increase (decrease)	(100)	—	40	(60)
Income tax impact	—	—	(7)	(7)
Other comprehensive income (loss) before reclassifications, net of income taxes	(100)	—	33	(67)
Reclassification adjustments
Increase (decrease)	—	—	—(a)	—
Income tax impact	—	—	—	—
Reclassification adjustments, net of income taxes	—	—	—	—
Net other comprehensive income (loss), net of income taxes	(100)	—	33	(67)
Balance, December 31, 2022	(968)	—	14	(954)
Other comprehensive income (loss) before reclassifications:
Increase (decrease)	29	(19)	(18)	(8)
Income tax impact	—	5	2	7
Other comprehensive income (loss) before reclassifications, net of income taxes	29	(14)	(16)	(1)
Reclassification adjustments
Increase (decrease)	—	—	1(a)	1
Income tax impact	—	—	—	—
Reclassification adjustments, net of income taxes	—	—	1	1
Net other comprehensive income (loss), net of income taxes	29	(14)	(15)	—
Balance, December 31, 2023	$(939)	$(14)	$(1)	$(954)

(a)	This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension and postretirement cost (refer to Note 14 for additional details).